Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Sales	$ 42,010	$ 42,836
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	6,534	6,588
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	6,133	5,563
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	4,960	5,296
BMW [Member]
Revenue from External Customer [Line Items]
Sales	4,903	5,042
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,713	4,388
Stellantis [Member]
Revenue from External Customer [Line Items]
Sales	4,637	4,330
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 10,130	$ 11,629